RECONCILIATIONS OF LIABILITIES ARISING FROM FINANCING ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2024
SCHEDULE OF RECONCILIATIONS OF LIABILITIES ARISING FROM FINANCING ACTIVITIES

		Cash Flows			Non-cash changes
	At beginning of year	Proceeds from borrowings	Payments		Interest expenses	Capitalization of new leases during the year	Conversion of ordinary shares	Fair value changes		At end of year
	S$	S$	S$		S$	S$	S$	S$		S$

2024
Bank loan	441,698	-	(29,422	)#	19,684	-	-	-		431,960
Warrant liabilities	146,613	-	-		-	-	-	(134,668	)^	11,945
Lease liabilities	6,324	-	(10,403	)*	629	34,740	-	-		31,290

2023
Bank loan	503,606	-	(82,672	)#	20,764	-	-	-		441,698
Warrant liabilities	-	-	-		-	-	(73,930)	220,543	^	146,613
Third party loan	300,000	-	(304,266)		4,266	-	-	-		-
Convertible loans	3,401,237	-	(25,753)		25,753	-	(3,499,991)	98,754		-
Lease liabilities	14,419	-	(8,594	)*	499	-	-	-		6,324

2022
Bank loan	574,810	-	(90,764)		19,560	-	-	-		503,606
Third party loan	350,000	300,000	(359,719)		9,719	-	-	-		300,000
Convertible loans	2,310,757	-	(95,000)		95,000	-	-	1,090,480		3,401,237
Lease liabilities	23,131	-	(9,608	)*	896	-	-	-		14,419

^	Includes exchange realignment of S$3,302 and S$3,624 of warrant liabilities for the year ended December 31, 2023 and 2024 respectively.

#	Includes exchange realignment of S$28,924 and S$ 25,044 of bank borrowings for the year ended December 31, 2023 and 2024 respectively.

*	Includes exchange realignment of S$1,157, S$653 and S$23 of lease liabilities for the years ended December 31, 2022, 2023 and 2024, respectively.